Share capital (Details 1) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of amount issued for consideraton at beginning		$ 106,517	$ 96,426
Exercise of warrants total consideration			91
Share issue to SIPP trustee total consideration	[1]
Shares issued for placing, consideration			10,000
Number of amount issued for consideraton at end		$ 106,517	$ 106,517
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for consideraton at beginning		98,468,387	63,073,852
Exercise of warrants		26	306,815
Exercise of warrants, share price		$ 10.000	$ 0.298
Share issue to SIPP trustee	[1]	25,000
Shares issued for placing			35,087,720
ShareIssue for SIPP trustee, share price	[1]	$ 0.001
Shares issued for placing, share price			$ 0.285
Number of shares issued for consideraton at end		98,493,413	98,468,387
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for consideraton at beginning		1,000,001	1,000,001
Exercise of warrants
Share issue to SIPP trustee	[1]
Shares issued for placing
Number of shares issued for consideraton at end		1,000,001	1,000,001

[1]	Share issued to Midatech Pharma Plc employee benefit trust